Consolidated Statements of Stockholder's Equity (FY) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Distributions	Accumulated Deficit
Shares outstanding, beginning balance (in shares) at Dec. 31, 2017		20,000
Stockholders' equity, beginning balance at Dec. 31, 2017	$ 200,000	$ 200	$ 199,800	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		346,654
Issuance of common stock	3,465,900	$ 3,467	3,462,433
Net loss	$ (100,209)				(100,209)
Shares outstanding, ending balance (in shares) at Dec. 31, 2018	366,654	366,654
Stockholders' equity, ending balance at Dec. 31, 2018	$ 3,565,691	$ 3,667	3,662,233	0	(100,209)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		1,523,319
Issuance of common stock	15,201,915	$ 15,233	15,186,682
Distributions to investors	(58,045)			(58,045)
Net loss	(231,511)				(231,511)
Shares outstanding, ending balance (in shares) at Mar. 31, 2019		1,889,973
Stockholders' equity, ending balance at Mar. 31, 2019	$ 18,478,050	$ 18,900	18,848,915	(58,045)	(331,720)
Shares outstanding, beginning balance (in shares) at Dec. 31, 2018	366,654	366,654
Stockholders' equity, beginning balance at Dec. 31, 2018	$ 3,565,691	$ 3,667	3,662,233	0	(100,209)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(2,264,201)
Shares outstanding, ending balance (in shares) at Sep. 30, 2019		7,090,194
Stockholders' equity, ending balance at Sep. 30, 2019	$ 66,828,654	$ 70,902	70,484,942	(1,362,780)	(2,364,410)
Shares outstanding, beginning balance (in shares) at Dec. 31, 2018	366,654	366,654
Stockholders' equity, beginning balance at Dec. 31, 2018	$ 3,565,691	$ 3,667	3,662,233	0	(100,209)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		8,485,105
Issuance of common stock	84,396,567	$ 84,851	84,311,716
Distributions to investors	(2,369,592)			(2,369,592)
Net loss	$ (3,296,194)				(3,296,194)
Shares outstanding, ending balance (in shares) at Dec. 31, 2019	8,851,759	8,851,759
Stockholders' equity, ending balance at Dec. 31, 2019	$ 82,296,472	$ 88,518	87,973,949	(2,369,592)	(3,396,403)
Shares outstanding, beginning balance (in shares) at Mar. 31, 2019		1,889,973
Stockholders' equity, beginning balance at Mar. 31, 2019	18,478,050	$ 18,900	18,848,915	(58,045)	(331,720)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		3,169,474
Issuance of common stock	31,556,816	$ 31,695	31,525,121
Distributions to investors	(537,172)			(537,172)
Net loss	(702,712)				(702,712)
Shares outstanding, ending balance (in shares) at Jun. 30, 2019		5,059,447
Stockholders' equity, ending balance at Jun. 30, 2019	48,794,982	$ 50,595	50,374,036	(595,217)	(1,034,432)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		2,030,747
Issuance of common stock	20,131,213	$ 20,307	20,110,906
Distributions to investors	(767,563)			(767,563)
Net loss	(1,329,978)				(1,329,978)
Shares outstanding, ending balance (in shares) at Sep. 30, 2019		7,090,194
Stockholders' equity, ending balance at Sep. 30, 2019	66,828,654	$ 70,902	70,484,942	(1,362,780)	(2,364,410)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (1,031,993)
Shares outstanding, ending balance (in shares) at Dec. 31, 2019	8,851,759	8,851,759
Stockholders' equity, ending balance at Dec. 31, 2019	$ 82,296,472	$ 88,518	87,973,949	(2,369,592)	(3,396,403)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		1,304,712
Issuance of common stock	12,976,744	$ 13,047	12,963,697
Distributions to investors	(1,183,119)			(1,183,119)
Net loss	(790,050)				(790,050)
Shares outstanding, ending balance (in shares) at Mar. 31, 2020		10,156,471
Stockholders' equity, ending balance at Mar. 31, 2020	$ 93,300,047	$ 101,565	100,937,646	(3,552,711)	(4,186,453)
Shares outstanding, beginning balance (in shares) at Dec. 31, 2019	8,851,759	8,851,759
Stockholders' equity, beginning balance at Dec. 31, 2019	$ 82,296,472	$ 88,518	87,973,949	(2,369,592)	(3,396,403)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (6,756,268)
Shares outstanding, ending balance (in shares) at Sep. 30, 2020	11,575,766	11,575,766
Stockholders' equity, ending balance at Sep. 30, 2020	$ 98,813,467	$ 115,758	115,125,935	(6,275,555)	(10,152,671)
Shares outstanding, beginning balance (in shares) at Mar. 31, 2020		10,156,471
Stockholders' equity, beginning balance at Mar. 31, 2020	93,300,047	$ 101,565	100,937,646	(3,552,711)	(4,186,453)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		709,841
Issuance of common stock	7,049,365	$ 7,098	7,042,267
Distributions to investors	(1,309,923)			(1,309,923)
Net loss	(2,647,130)				(2,647,130)
Shares outstanding, ending balance (in shares) at Jun. 30, 2020		10,866,312
Stockholders' equity, ending balance at Jun. 30, 2020	96,419,359	$ 108,663	108,006,913	(4,862,634)	(6,833,583)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		740,761
Issuance of common stock	7,372,730	$ 7,408	7,365,322
Distributions to investors	(1,412,921)			(1,412,921)
Net loss	$ (3,319,088)				(3,319,088)
Shares outstanding, ending balance (in shares) at Sep. 30, 2020	11,575,766	11,575,766
Stockholders' equity, ending balance at Sep. 30, 2020	$ 98,813,467	$ 115,758	$ 115,125,935	$ (6,275,555)	$ (10,152,671)